Share capital - Additional Information (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨) ₨ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Feb. 14, 2022 INR (₨)	Feb. 02, 2022 USD ($)	Mar. 31, 2021 INR (₨) shares	Mar. 31, 2020 shares
Disclosure of classes of share capital [line items]
Number of shares outstanding	399,177,640	399,177,640
Share premium	₨ 154,051	$ 2,030,000,000			₨ 67,165
Share premium account cancelled amount | ₨			₨ 9,128
Shares pending cancellation | ₨	₨ (997)
Ordinary shares
Disclosure of classes of share capital [line items]
Par or nominal value per share | $ / shares		$ 0.01
Number of shares outstanding	0	0
Ordinary shares | ReNew Power Private Limited
Disclosure of classes of share capital [line items]
Par or nominal value per share | ₨ / shares	₨ 10
Number of shares outstanding					60,000,000	60,000,000
Convertible Preference Shares
Disclosure of classes of share capital [line items]
Par or nominal value per share | ₨ / shares	₨ 425
Class A Ordinary Shares
Disclosure of classes of share capital [line items]
Par or nominal value per share | $ / shares		$ 0.0001
Share repurchase program authorized amount | $				$ 250,000,000
Broker purchased share	1,655,300
Shares pending cancellation | ₨	₨ 997
Class A shares
Disclosure of classes of share capital [line items]
Par or nominal value per share | $ / shares		$ 0.0001
Number of shares outstanding	280,813,871	280,813,871
Class B shares
Disclosure of classes of share capital [line items]
Par or nominal value per share | $ / shares		$ 0.0001
Number of shares outstanding	1	1
Class C shares
Disclosure of classes of share capital [line items]
Par or nominal value per share | $ / shares		$ 0.0001
Number of shares outstanding	118,363,766	118,363,766
Class D shares
Disclosure of classes of share capital [line items]
Par or nominal value per share | $ / shares		$ 0.0001
Number of shares outstanding	1	1
Deferred shares
Disclosure of classes of share capital [line items]
Par or nominal value per share | $ / shares		$ 0.01
Number of shares outstanding	1	1